As filed with the Securities and Exchange Commission on December 28, 1999

                                                Securities Act File No. 33-36962
                                        Investment Company Act File No. 811-6175
================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    FORM N1A

             Registration Statement Under The Securities Act Of 1933         |_|

                         Pre-Effective Amendment No. ___                     |_|

                         Post-Effective Amendment No. 22                     |X|

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     |_|

                              Amendment No. 24 |X|
                        (Check appropriate box or boxes)
                       MainStay Institutional Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                51 Madison Avenue
                               New York, NY 10010
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 576-8149

                              Joseph McBrien, Esq.
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Ruth S. Epstein, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006
                                -----------------

     It is proposed that this filing will become effective (check appropriate box):

          | |  Immediately upon filing pursuant to paragraph (b) of Rule 485

          | |  On __________ pursuant to paragraph (b)(1)(v) of Rule 485

          | |  60 days after filing pursuant to paragraph (a)(1) of Rule 485

          |X|  On February 29, 2000 pursuant to paragraph (a)(1) of Rule 485

          | |  75 days after filing pursuant to paragraph (a)(2)

          | |  On ___________ pursuant to paragraph(a)(1) of Rule 485

     If appropriate, check the following box:

          | | This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                       MAINSTAY INSTITUTIONAL FUNDS, INC.
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

          -    Cover Sheet
          -    Contents of  Registration  Statement
          -    Explanatory Note
          - Supplement to the Prospectus and Supplement to Statement of Additional Information
          -    Part C- Other Information and Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment is being filed pursuant to Rule 485(a) solely for the purpose of adding certain information which is set forth in the Supplements to the Registrant's Prospectus and Statement of Additional
Information included herein. This amendment incorporates by reference the Registrant's Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission in Post-Effective Amendment No. 21 to the Registrant's Registration Statement, on April 30, 1999.

     The Registrant's updated Prospectus and Statement of Additional Information dated February 29, 2000, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before February 29, 2000.

    Supplement to the Prospectus of Asset Manager Fund and Value Equity Fund
                             dated December 20, 1999

                        MAINSTAY INSTITUTIONAL FUNDS INC.
                               Asset Manager Fund
                                Value Equity Fund

                       Supplement dated December 20, 1999
                       to the Prospectus dated May 1, 1999


     The Asset Manager Fund's first principal investment strategy on page 4 of the prospectus is hereby deleted and replaced by the following:

          o    30% to 80% of net assets in common stocks as follows:

               i. 15% to 80% of net assets in common stocks selected to parallel the performance of the S&P 500 Composite Stock Price Index (the "S&P 500 Index")

               ii. 0% to 10% of net assets in common stocks selected to parallel the performance of the S&P MidCap 400 Index

               iii. 0% to 5% of net assets in common stocks selected to parallel the performance of the S&P SmallCap 600 Index

               iv. 0% to 5% of net assets in equity securities selected to parallel the performance of the Morgan Stanley REIT Index (a measure of real estate equity performance)

                    At least 30% of the Fund's net assets will be invested in U.S. equity securities.

"S&P 500 (R)," "S&P MidCap 400 Index," "S&P SmallCap 600 Index" and "S& P(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Monitor Capital Advisors LLC. Standard & Poor's does not sponsor, endorse, sell or promote the Fund or represent the advisability of investing in the Fund. Each S&P Index is an unmanaged index and is considered generally representative of a different capitalization segment of the U.S. stock market.

     The following is hereby added to the Asset Manager Fund's principal risks on page 5 of the prospectus:

     Historically, mid- and small-cap stocks, such as those in the S&P MidCap 400 Index and the S&P SmallCap 600 Index, have been more volatile than, and at times have performed quite differently from, stocks in the S&P 500 Index.

     Mr. Denis P. Laplaige is no longer a portfolio manager of the Value Equity Fund. Mr. Laplaige's biography, which appears on page 66 of the prospectus is hereby deleted.

     Supplement to the Statement of Additional  Information of the Asset Manager
                          Fund dated December 20, 1999.


                        MAINSTAY INSTITUTIONAL FUNDS INC.
                               Asset Manager Fund

                      Supplement dated December 20, 1999 to
            the Statement of Additional Information dated May 1, 1999

     This Supplement to the Statement of Additional Information ("SAI") supplements the information contained in the Company's Prospectus dated May 1, 1999, as supplemented on December 20, 1999 (the "Prospectus"), and should be read in conjunction with the Prospectus.

     The following is hereby added to the section titled "Investment Practices and Instruments Common to Multiple Funds," on page 24 of the SAI:

          Real Estate Investment Trusts

          The Asset Manager Fund may invest in securities issued by equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing commercial real estate or real-estate related loans. REITs are similar to holding companies in that they are essentially holding companies that rely on professional managers to supervise their investments. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

          Investment in REITs may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the REIT may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination zoning and natural disasters.

     The following replaces the first three paragraphs under the section titled "Special Considerations for EAFE Index Fund, Indexed Equity Fund, Asset Manager Fund and Indexed Bond Fund" on page 37 of the SAI:

     o Standard & Poor's(R), "S&P" 500(R), "S&P(R)", "Standard & Poor's 500", "500", "S&P MidCap 400 Index" and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Monitor Capital. S&P does not sponsor, endorse, sell or promote the Indexed Equity Fund or the Asset Manager Fund or represent the advisability of investing in the Funds.

     o The Indexed Equity Fund and the Asset Manager Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds, or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to Monitor is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Monitor or the Funds. S&P has no obligation to take the needs of Monitor or the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     o S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Monitor, owners of the Funds, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     The following is added to the section titled "Special Considerations for EAFE Index Fund, Indexed Equity Fund, Asset Manager Fund and Indexed Bond Fund" on page 38 of the SAI:

     o The Asset Manager Fund also invests in common stocks selected to replicate the S&P MidCap 400 Index, the S&P SmallCap 600 Index and the Morgan Stanley REIT Index.

     o The S&P MidCap 400 Index consists of 400 domestic common stocks chosen for market size, liquidity, and industry group representation. The S&P MidCap 400 Index is an unmanaged market-value weighted index in which each stock's weight is proportionate to its market value. As of November 30, 1999, the range of market capitalization of companies within the S&P MidCap 400 Index was $195 million to $23.4 billion.

     o The S&P SmallCap 600 Index consists of 600 domestic common stocks chosen for market size, liquidity, and industry group representation (bid-asked spread, ownership, share turnover and number of no trade days). The S&P SmallCap 600 Index is an unmanaged market-value weighted index in which each stock's weight is proportionate to its market value. As of November 30, 1999, the range of market capitalization of companies in the S&P SmallCap 600 Index was $27 million to $3.3 billion. The Morgan Stanley REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance. The Morgan Stanley REIT Index is calculated by Morgan Stanley and Co., Inc. and reflects reinvestment of all applicable dividends, capital gains and interest.

                        MAINSTAY INSTITUTIONAL FUNDS INC.

                                     PART C.
                                OTHER INFORMATION



ITEM 23. Exhibits

a.   Exhibits:

     (1)  Articles of Incorporation(1)

     (2)  Articles Supplementary(2)

     (3)  Articles of Amendment(4)

     (4)  Form of Articles Supplementary(6)

     (5)  Articles of Amendment(7)

     (6)  Form of Articles Supplementary(12)

     (7)  Articles of Amendment

b.   By-laws(1)

c.   Specimen Certificates for Common Stock(3)

d. (1) Form of (composite) Management Agreement between MainStay Institutional Funds, Inc., on behalf of the Bond Fund, EAFE Index Fund, Growth Equity Fund, Indexed Bond Fund, Indexed Equity Fund, International Bond Fund, International Equity Fund, Money Market Fund, Asset Manager Fund (formerly Multi-Asset Fund), Short-Term Bond Fund and Value Equity Fund, and MainStay Management LLC. (11)

     (2) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short-Term Bond Fund and Value Equity Fund, and MacKay Shields LLC. (11)

     (3) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and Asset Manager Fund (formerly Multi-Asset Fund), and Monitor Capital Advisors LLC. (11)

     (4) Form of Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Money Market Fund and New York Life Insurance Company.
          (11)

e.   Distribution Agreement(5)

f.   Inapplicable

g.   Form of Custodian Contract(6)

h.   (1)  Form of Transfer Agency and Service Agreement(2)

     (2)  Form of License Agreement(2)

     (3)  Form of Service Agreement with New York Life Benefit Services,
          Inc.(10)

     (4)  Form of Service Agreement with New York Life Insurance Company(10)

i.   Opinion and Consent of Counsel (3)

j.   Consent of Independent Accountants (13)

k.   Inapplicable

l.   Initial Subscription Agreement(3)

m.   (1)  Form of Account Application(3)

     (2)  Shareholder Services Plan(10)

     (3)  Amended and Restated Shareholder Services Plan(12)

     (4)  Shareholder Services Plan for Money Market Fund Sweep Shares(12)

     (5) Plan of Distribution Pursuant to Rule 12b-1 for Money Market Fund Sweep Shares (12)

n.   Financial Data Schedules (13)

o.   (a)  Multiple Class Plan(11)

     (b)  Form of Amended and Restated Multiple Class Plan(12)

----------------------------
1.   Filed with Registration Statement No. 33-36962 on September 21, 1990.

2. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-36962 on November 19, 1990.

3. Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.

4. Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.

5. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.

6. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.

7. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

8. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.

9. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-36962 on February 28, 1996.

10. Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.

11. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-36962 on May 1, 1997.

12. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.

13.  To be filed by amendment.

ITEM 24. Persons Controlled By Or Under Common Control With Registrant


     The following chart indicates the persons controlled by New York Life:


                                                  Jurisdiction of      Percent of Voting
              Name                                Organziation         Securities Owned
              ----                                ---------------      -----------------
Eagle Strategies Corp.                            Arizona                     100%
NYLIFE Administration Corp.                       Texas                       100%
MacKay Shields LLC                                Delaware                    100%
Madison Square Advisors LLC                       Delaware                    100%
The Mainstay Funds                                Massachusetts               ***
MainStay Management LLC                           Delaware                    100%
MainStay Shareholder Services, Inc.               Delaware                    100%
Monitor Capital Advisors, Inc.                    Delaware                    100%
                                                  Delaware                    100%
New York Life Capital Corporation
                                                  Delware                     100%
New York Life Insurance and Annuity Corporation
New York Life International Investment Inc.       Delaware
  which owns 100% of the shares of:
  KOHAP New York Life Insurance Ltd.              South Korea
  and which owns 50.2% of the shares of:
  P.T. Asuransi Jiwa Sequ - New York Life         Indonesia
  and which owns 49% of the shares of:
  GEO New York Life, S.A.                         Mexico
Monetary Research Ltd.                            Bermuda
and 100% of the shares of:
NYL Management Limited                            England

MainStay VP Series Fund, Inc.                     Maryland
New York Life International, Inc.
    (formerly New York Life                       Delaware
Worldwide Holding, Inc.),
    New York Life Worldwide Capital, Inc.         Delaware
    New York Life Worldwide Development, Inc.     Delaware
New York Life Worldwide (Bermuda) Ltd.
       which owns 100% of the shares of:
          New York Life Insurance Worldwide
            LTD                                    Bermuda
New York Life  (U.K.) Ltd., which owns 100% of the shares of:

   Windsor Construction Company Limited and 16.7%
     of Japan
  Gamma Asset Management Limited and 31.5% of
     the shares                                   U.K.                        100%
          of:                                     Japan
   Life Assurance Holding Corporation Limited,
     which owns 100% of the shares of:            South Korea
     Windsor Life Assurance Company Limited



                                                  Jurisdiction of     Percent of Voting
              Name                                Organziation        Securities Owned
              ----                                ---------------     -----------------

             Limited                              Indonesia

New York Life Benefit Services, Inc.
which owns 100% of ADQ                            Massachusetts               100%
Insurance Agency, Inc.                            Massachusetts

New York Life Trust Company                       New York                    100%

NYLIFE Distributors Inc.                          Delaware                    100%

NYLIFE  Healthcare  Management Inc., which owns   Delaware
   54.3% of total Delaware combined stock and
   89.6% of the voting rights of:
     Express Scripts, Inc., which owns 100% of    Delaware
        the shares of:
           Ivtx, Inc.                             Texas
           Great Plains Reinsurance Company       Arizona
           Practice Patterns Science, Inc.
           ESI Canada Holdings, Inc., which       Delaware
              owns 100% of the shares of:         Canada
                  ESI Canada, Inc.

     Express Scripts Vision Corporation and owns  Delaware
         100% of the shares of:
     Avanti Corporate Health Systems Inc.,
        which owns 100% of:                       Delaware
              Avanti of the District, Inc.        Maryland
              Avanti of New Jersey, Inc.
              and owns 80% of the shares of
              Physicians Health Services          Maryland
                  Foundation, Inc.
     Prime Provider Corp., which owns 100% of
        the shares of:                            New York
         Prime Provider Corp. of Texas            Texas

         WellPath of Arizona Reinsurance
           Company                                Arizona

         NYLCare NC Holdings, Inc. which owns 25% of the shares of:

         WellPath Community Health Plans, L.L.C.  North Carolina
            which owns 100% of WPCHP Holdings, Inc.
            and 99% of:
         WellPath Preferred Services, L.L.C.
            and WellPath Select Holdings, L.L.C., Delaware
            which owns 100% of:                   North Carolina

         WellPath Select, Inc.                    North Carolina
         WellPath of Carolina, Inc.

         New York Life International Investment
            Asia, Ltd.
ETHIX Southeast, Inc.                             Mauritius                   100%

NYLIFE LLC                                        Arizona

NYLIFE Insurance Company of Arizona               Arizona                     100%

NYLIFE Refinery, Inc.                             New York                    100%

NYLIFE Securities Inc.                            Delaware                    100%

NYLINK Insurance Agency Incorporated              Delaware                    100%
   which owns 100% of the shares of:
   NYLINK Insurance Agency of Alabama             Alabama                     100%
   NYLINK Insurance Agency of New Mexico          New Mexico
   NYLINK Insurance Agency of Hawaii
     Incorporated

   NYLINK Insurance Agency of Massachusetts,      Massachusetts
      Incorporated and 50% of the shares of
      NYLIFE Insurance
    Agency of Ohio, Incorporated                  Ohio                        0%
  NYLIFE International Investment Asia Ltd.       Mauritius
                                                                            100%
NYLTEMPS Inc.                                     Delaware

+ By including the indicated corporation in this list, New York life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

* New York Life serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC (for the MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of this entity.

**       New York Life Foundation does not issue voting securities.

     ***  MacKay-Shields  Financial  Corporation and Monitor  Capital  Advisors,
          Inc. serve as sub-advisers to this entity.

ITEM 25. Indemnification

     Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2), and Article VII, Section 2 of the Registrant's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business Or Other Connections Of Investment Advisers

     The business of MainStay Management LLC is summarized in the Prospectus incorporated by reference in Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of MainStay Management LLC is currently listed in the investment adviser registration on Form ADV for MainStay Management, (File No. 801-54912) and is hereby incorporated herein by reference thereto.

     The business of MacKay-Shields LLC is summarized in the Prospectus incorporated by reference in Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business of Monitor Capital Advisors LLC is summarized in the Prospectus incorporated by reference in Part A of this Registration Statement, which summary is incorporated herein by reference.

         The business or other connections of each director and officer of Monitor Capital Advisors LLC is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors LLC (File No.
801-34412) and is hereby incorporated herein by reference thereto.

     The business of New York Life Insurance Company is summarized in the Prospectus incorporated by reference in Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801-19525) and is hereby incorporated herein by reference thereto.

ITEM 27. Principal Underwriters

a. NYLIFE Distributors Inc. also acts as the principal underwriter for The MainStay Funds (File No. 33-2610) and NYLIAC Variable Universal Life Separate Accounts I and II.

b.   Position(s) and Office(s)


         (1)                                (2)                                  (3)
Name and Principal               Position(s) and Office(s)              Position(s) and Office
Business Address                    with NYLIFE Distributors            Office(s) with Registrant
------------------                -------------------------             -------------------------

Davidson, Sheila                    Chief Compliance Officer                None
   51 Madison Avenue
   New York, NY  10010

Brady, Robert E.                    Director and Vice President             None
  260 Cherry Hill Road
  Parsippany, NJ 07054
                                                                            Senior Vice President
Boyce, Jefferson C.                 Director
  51 Madison Avenue
  New York, NY  10010

Roussin, Stephen C.                 Director & Senior Vice President        Director and Chairman
  300 Interpace Parkway
  Parsippany, NJ 07054

Gallo, Michael G.                   Director                                None
  51 Madison Avenue
  New York, NY  10010

Rock, Robert D.                     Director                                None
  51 Madison Avenue
  New York, NY  10010

Boccio, Frank M.                    Director                                None
  51 Madison Avenue
  New York, NY  10010

Hildebrand, Phillip J.              Director                                None
  51 Madison Avenue
  New York, NY  10010

Levy, Richard D.                    Director                                None
  51 Madison Avenue
  New York, NY  10010

Adasse, Louis H.                    Corporate Vice President                None
  51 Madison Avenue,
  New York, NY 10010

Flanagan, John                      Vice President and                      Treasurer, Chief
  300 Interpace Parkway             Chief Financial Officer                 Financial and Accounting Officer
  Parsippany, NJ 07054

Calhoun, Jay S.                     Vice President and Treasurer            None
  51 Madison Avenue
  New York, NY 10010

Warga, Thomas J.                    Senior Vice President and General       None
  51 Madison Avenue                    Auditor
  New York, NY  10010

Livornese, Linda M.                 Vice President                          President
  Morris Corporate Center I
  Building A, 300
  Interpace Parkway
  Parsippany, NJ  27054

Murray, Thomas J.                   Corporate Vice President                None
  51 Madison Avenue
  New York, NY  10010

Zuccaro, Richard W.                 Tax Vice President                      Tax Vice President
  51 Madison Avenue
  New York, NY 10010

Krystel, David J.                   Vice President                          None
  51 Madison Avenue
  New York, NY  10010

O'Byrne, John H. None               Vice President and Chief
  51 Madison Avenue                   Compliance Officer
  New York, NY 10010

Daoust, George R.                   Assistant Vice President                None
  300 Interpace Parkway
  Parsippany, NJ 07054

Arizmendi, Arphiela                 Assistant Vice President               Treasurer
  300 Interpace Parkway             Assistant
  Parsippany, NJ 07054

Cirillo, Antoinette B.              Assistant Vice President                Assistant Treasurer
 300 Interpace Parkway
  Parsippany, NJ 07054
Gordon, Mark                        President                               None
  300 Interpace Parkway
  Parsippany, NJ  07054

McInerney, Barbara                  Vice President                          None
  51 Madison Avenue
  New York, NY

Leier, Albert W.                    Corporate Vice Presidnet                None
  300 Interpace Parkway
  Parsippany, NJ  07054

Whittaker, Lori                     Assistant Secretary                     None
  51 Madison Avenue
  New York 10010

Lorito, GeraldineAssistant          Vice President                          Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ  07054

Gomez, Mark A.                      Assistant Secretary                     None
  51 Madison Avenue
  New York, NY  10010

c.   Inapplicable.

ITEM 28. Location Of Accounts And Records.

     Certain  accounts,  books and other documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of MainStay Management, Inc. and NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany NJ 07054, at the offices of Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, NJ 08540-6242, and at the offices of MacKay-Shields Financial Corporation, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for the Funds are maintained by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the Registrant's transfer agent are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 29. Management Services.

         Inapplicable.

ITEM 30. Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York, on the 28th day of December, 1999.

                               MAINSTAY INSTITUTIONAL FUNDS INC.


                               By: Linda M. Livornese
                                   ---------------------------
                                   Linda M. Livornese*
                                   President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                       Date
---------                          -----                       ----


Stephen C. Roussin
--------------------------         Chairperson and Director    December 28, 1999
Stephen C. Roussin**


Patrick G. Boyle
--------------------------         Director                    December 28, 1999
Patrick G. Boyle*


Lawrence Glacken
--------------------------         Director                    December 28, 1999
Lawrence Glacken*


Robert P. Mulhearn
--------------------------        Director                     December 28, 1999
Robert P. Mulhearn*


Susan B. Kerley
--------------------------        Director                     December 28, 1999
Susan B. Kerley*


Linda M. Livornese
--------------------------        President (Principal         December 28, 1999
Linda M. Livornese*                Executive Officer



/s/ John Flanagan                 Treasurer (Principal         December 28, 1999
-------------------------
John Flanagan                     Financial and Accounting
                                  Officer)

*By: /s/Joseph R. Fleming
     --------------------------                                December 28, 1999
     Joseph R. Fleming
     as Attorney-in-Fact ***


**By: /s/ Robert W. Helm
      --------------------------                               December 28, 1999
      Robert W. Helm
      as Attorney-in-Fact ***


*** Powers of Attorney filed with the initial Registration Statement No. 33-36962 on September 21, 1990, with Pre-Effective Amendment No. 2 to the Registration Statement on December 26, 1990, with Post-Effective Amendment No. 7 to the Registration Statement on October 14, 1994, and with Post-Effective Amendment No. 18 to the Registration Statement on April 30, 1998, incorporated by reference within.